LINES OF CREDIT – RELATED PARTY	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LINES OF CREDIT – RELATED PARTY

NOTE 8 – LINES OF CREDIT – RELATED PARTY

Line of credit with related party consists of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Line of credit to related party	$1,352,651	$1,369,651
Line of credit to related party	125,500	125,500
Total	$1,478,151	$1,495,151

(c)	On April 4, 2019, Kona entered into a Line of Credit Agreement with Robert Clark. Robert Clark is the Board Chairman, CEO and majority shareholder. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2021 and December 31, 2020, outstanding principal was $1,352,651 and $1,369,651, respectively.

(d)	On August 29, 2019, Gold Leaf entered into a Line of Credit Agreement with Robert Clark. Robert Clark is the Board Chairman, CEO and majority shareholder. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2022, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2021 and December 31, 2020, outstanding principal was $125,500 and $125,500, respectively.

At December 31, 2020, accrued interest on the lines of credit to related parties was $39,942. During the year ended December 31, 2021, the Company added $55,930 of additional accrued interest, leaving an accrued interest balance on the lines of credit to related parties of $95,873 at December 31, 2021. Accrued interest in included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.